Other Intangible Assets - Summary of Book Values of Largest Individual Items (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 17,562	£ 18,776	£ 16,672
Licences and franchises [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	7,658	8,508	£ 7,925
Licences and franchises [member] | Meningitis Portfolio [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	2,450	2,511
Licences and franchises [member] | dolutegravir [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	1,389	1,487
Licences and franchises [member] | Benlysta [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	965	1,019
Licences and franchises [member] | Fluarix fluLaval [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	321	380
Licences and franchises [member] | HIV assets acquired from BMS [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	277	277
Licences and franchises [member] | Selzentry [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	162	188
Licences and franchises [member] | Okairos technology platform [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	202	173
Licences and franchises [member] | Others products [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Other intangible assets	£ 1,892	£ 2,473